Other income/(expenses)	12 Months Ended
Dec. 31, 2024
Other Income (Expense) [Abstract]
Other income/(expenses)	Other income/(expenses)

	2024	2023	2022

Share issuance expenses – SPAC (notes 5(f) and 21(c))	—	(6,167)	(10,325)
Gain on associate derecognition	—	4,199	—
Energy trading contracts – net realized gains	138	—	—
Energy trading contracts – MtM adjustments	6,429	—	—
Transaction costs (a)	(8,178)	(9,618)	(4,536)
Transaction costs – SPAC	—	—	(315)
Consideration payable adjustments (b)	(25,280)	8,634	11,593
Gross obligation adjustments (b)	3,093	(11,666)	(3,533)
Integration costs (c)	(14,809)	(2,104)	(1,293)
Other (d)	(7,214)	(1,944)	(856)
Other income/(expenses)	(45,821)	(18,666)	(9,265)

(a)Transaction costs relate to expenses incurred on the acquisition of new subsidiaries through business combinations.
(b)Measurement of the present value of acquisition considerations payable, fair value adjustments of contingent considerations (refer to note 21 (b)) and gross obligations under put option (refer to note 21(d)) for acquired businesses is included under other income/(expenses) based on its correlation with the Groups’ expansion strategy through acquisition activity. The movement for the year ended December 31, 2024, relates to the impact from unwinding the discount related to the time value of money, reflecting the change in the carrying value of the payables that is attributable to the passage of time and decrease in the effective yield.
    The consideration payable adjustment expense for the year ended December 31, 2024, includes US$10.6 million of additional compensation paid to VBI’s previous owners due to the acquisition of CSHG triggering an acquisition price adjustment between VBI’s previous owners and the Group.
(c)Expenditure paid to third party service providers assisting in the reorganization and integration of acquired businesses to improve the Group’s long-term future performance and efficiency.
(d)Other expenses include a payment for the ISS settlement with the Municipality of São Paulo to the value of US$4.2 million (refer to note 20).